As filed with the Securities and Exchange Commission on May 10, 2013
File Nos. 333-137670, 811-21955

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 12

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
Amendment No. 14

Stewart Capital Mutual Funds
(Exact Name of Registrant as Specified in Charter)
800 Philadelphia Street
Indiana, PA
15701
Registrant’s Telephone Number, including Area Code: (724) 465-1412

Malcolm Polley
Stewart Capital Advisors, LLC
800 Philadelphia Street
Indiana, PA 15701
(Name and address of agent for service)

Copies of Communications to:
JoAnn M. Strasser
Thompson Hine LLP
41 S. High Street, Suite 1700
Columbus, OH 43215

It is proposed that this filing will become effective (check appropriate box)

[ X ] immediately upon filing pursuant to paragraph (b)
[    ]  on (date) pursuant to paragraph (b)
[    ]  60 days after filing pursuant to paragraph (a)(1)
[    ]  on (date) pursuant to paragraph (a)(1)
[    ]  75 days after filing pursuant to paragraph (a)(2)
[    ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[    ]  this post-effective amendment designates a new effective date for a previously filed post effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Indiana and the State of Pennsylvania on the 8th day of May, 2013.

Stewart Capital Mutual Funds

By	/s/ Malcolm E. Polley
Malcolm E. Polley
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 8th day of May, 2013.

Signature	Title

/s/ Malcolm E. Polley	President (principal executive officer) and Trustee
Malcolm E. Polley

/s/ Timothy P. McKee	Treasurer (principal financial/accounting officer)
Timothy P. McKee

Gayland B. Cook*	Trustee

Debbie Shuster*	Trustee

Brian A. Maxwell*	Trustee

*
Malcolm E. Polley, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Trustees of Stewart Capital Mutual Funds pursuant to the powers of attorney duly executed by such persons.

By	/s/ Malcolm E. Polley
Malcolm E. Polley
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase